07054767

NASDAQ®

THE NASDAQ STOCK MARKET
LISTING QUALIFICATIONS DEPARTMENT
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850

CERTNAS

1-33449

Gary Sundick
Vice President
Listings/Investigations

RECD S.E.C.
MAY 3 0 2007
1086

<u>By Facsimile and First Class Mail</u>

PROCESSED
JUN 0 5 2007
THOMSON
FINANCIAL

May 30, 2007

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on May 7, 2007, The Nasdaq Stock Market (the "Exchange") received from Towerstream Corporation (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock, par value $.001 per share

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

END